Loans, allowance for loan losses and credit quality (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) portfolio	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)	Dec. 31, 2012 CHF (SFr)
Loans
Number of portfolio segments | portfolio	2
Gross loans	SFr 274,006	SFr 273,421
of which held at amortized cost	253,186	250,508	SFr 228,557
of which held at fair value	20,820	22,913
Net (unearned income)/deferred expenses	(145)	(112)
allowance for loan losses	(866)	(758)	(869)	SFr (922)
Net loans	272,995	272,551
Impaired loan portfolio
Non-performing loans	983	753
Non-interest-earning loans	272	279
Total non-performing and non-interest-earning loans	1,255	1,032
Restructured loans	282	171
Potential problem loans	436	187
Total other impaired loans	718	358
Gross impaired loans	1,973	1,390
Foreign
Loans
Gross loans	118,235	117,654
Switzerland
Loans
Gross loans	155,771	155,767
Corporate and institutional
Loans
Gross loans	129,130	130,478
of which held at amortized cost	108,331	107,582	96,087
allowance for loan losses	(650)	(507)	(602)	(634)
Impaired loan portfolio
Non-performing loans	474	328
Non-interest-earning loans	205	168
Total non-performing and non-interest-earning loans	679	496
Restructured loans	264	167
Potential problem loans	383	145
Total other impaired loans	647	312
Gross impaired loans	1,326	808
Real estate
Loans
Gross loans	26,451	29,198
of which held at amortized cost	25,678	28,175
Impaired loan portfolio
Non-performing loans	53	50
Non-interest-earning loans	19	16
Total non-performing and non-interest-earning loans	72	66
Restructured loans	0	0
Potential problem loans	29	9
Total other impaired loans	29	9
Gross impaired loans	101	75
Commercial and industrial loans
Loans
Gross loans	77,767	75,046
of which held at amortized cost	66,219	63,376
Impaired loan portfolio
Non-performing loans	333	190
Non-interest-earning loans	136	116
Total non-performing and non-interest-earning loans	469	306
Restructured loans	263	167
Potential problem loans	319	133
Total other impaired loans	582	300
Gross impaired loans	1,051	606
Financial institutions
Loans
Gross loans	21,334	22,343
of which held at amortized cost	15,505	14,623
Impaired loan portfolio
Non-performing loans	88	88
Non-interest-earning loans	50	36
Total non-performing and non-interest-earning loans	138	124
Restructured loans	1	0
Potential problem loans	35	3
Total other impaired loans	36	3
Gross impaired loans	174	127
Governments and public institutions
Loans
Gross loans	3,578	3,891
of which held at amortized cost	929	1,408
Consumer
Loans
Gross loans	144,876	142,943
of which held at amortized cost	144,855	142,926	132,470
allowance for loan losses	(216)	(251)	(267)	(288)
Impaired loan portfolio
Non-performing loans	509	425
Non-interest-earning loans	67	111
Total non-performing and non-interest-earning loans	576	536
Restructured loans	18	4
Potential problem loans	53	42
Total other impaired loans	71	46
Gross impaired loans	647	582
Mortgages
Loans
Gross loans	103,164	98,802
of which held at amortized cost	103,164	98,802
Impaired loan portfolio
Non-performing loans	197	189
Non-interest-earning loans	17	19
Total non-performing and non-interest-earning loans	214	208
Restructured loans	18	4
Potential problem loans	49	39
Total other impaired loans	67	43
Gross impaired loans	281	251
Loans collateralized by securities
Loans
Gross loans	37,946	39,818
of which held at amortized cost	37,946	39,818
Impaired loan portfolio
Non-performing loans	108	11
Non-interest-earning loans	27	75
Total non-performing and non-interest-earning loans	135	86
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	138	88
Consumer finance
Loans
Gross loans	3,766	4,323
of which held at amortized cost	3,745	4,306
Impaired loan portfolio
Non-performing loans	204	225
Non-interest-earning loans	23	17
Total non-performing and non-interest-earning loans	227	242
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	228	243
Bank
Loans
Gross loans	255,839	256,691
of which held at amortized cost	235,019	233,778	212,540
of which held at fair value	20,820	22,913
Net (unearned income)/deferred expenses	(200)	(166)
allowance for loan losses	(724)	(597)	(691)	(721)
Net loans	254,915	255,928
Impaired loan portfolio
Non-performing loans	810	564
Non-interest-earning loans	251	257
Total non-performing and non-interest-earning loans	1,061	821
Restructured loans	282	171
Potential problem loans	373	140
Total other impaired loans	655	311
Gross impaired loans	1,716	1,132
Bank | Foreign
Loans
Gross loans	118,110	117,480
Bank | Switzerland
Loans
Gross loans	137,729	139,211
Bank | Corporate and institutional
Loans
Gross loans	128,348	130,870
of which held at amortized cost	107,548	107,974	96,939
allowance for loan losses	(611)	(466)	(557)	(578)
Impaired loan portfolio
Non-performing loans	452	309
Non-interest-earning loans	188	148
Total non-performing and non-interest-earning loans	640	457
Restructured loans	264	167
Potential problem loans	344	115
Total other impaired loans	608	282
Gross impaired loans	1,248	739
Bank | Real estate
Loans
Gross loans	23,561	26,279
of which held at amortized cost	22,789	25,256
Impaired loan portfolio
Non-performing loans	51	49
Non-interest-earning loans	19	15
Total non-performing and non-interest-earning loans	70	64
Restructured loans	0	0
Potential problem loans	11	9
Total other impaired loans	11	9
Gross impaired loans	81	73
Bank | Commercial and industrial loans
Loans
Gross loans	74,967	72,191
of which held at amortized cost	63,420	60,521
Impaired loan portfolio
Non-performing loans	314	172
Non-interest-earning loans	119	98
Total non-performing and non-interest-earning loans	433	270
Restructured loans	263	167
Potential problem loans	298	103
Total other impaired loans	561	270
Gross impaired loans	994	540
Bank | Financial institutions
Loans
Gross loans	26,375	28,654
of which held at amortized cost	20,545	20,934
Impaired loan portfolio
Non-performing loans	87	88
Non-interest-earning loans	50	35
Total non-performing and non-interest-earning loans	137	123
Restructured loans	1	0
Potential problem loans	35	3
Total other impaired loans	36	3
Gross impaired loans	173	126
Bank | Governments and public institutions
Loans
Gross loans	3,445	3,746
of which held at amortized cost	794	1,263
Bank | Consumer
Loans
Gross loans	127,491	125,821
of which held at amortized cost	127,471	125,804	115,601
allowance for loan losses	(113)	(131)	SFr (134)	SFr (143)
Impaired loan portfolio
Non-performing loans	358	255
Non-interest-earning loans	63	109
Total non-performing and non-interest-earning loans	421	364
Restructured loans	18	4
Potential problem loans	29	25
Total other impaired loans	47	29
Gross impaired loans	468	393
Bank | Mortgages
Loans
Gross loans	88,566	84,527
of which held at amortized cost	88,566	84,527
Impaired loan portfolio
Non-performing loans	173	166
Non-interest-earning loans	13	17
Total non-performing and non-interest-earning loans	186	183
Restructured loans	18	4
Potential problem loans	25	23
Total other impaired loans	43	27
Gross impaired loans	229	210
Bank | Loans collateralized by securities
Loans
Gross loans	37,833	39,712
of which held at amortized cost	37,833	39,712
Impaired loan portfolio
Non-performing loans	108	11
Non-interest-earning loans	27	75
Total non-performing and non-interest-earning loans	135	86
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	138	88
Bank | Consumer finance
Loans
Gross loans	1,092	1,582
of which held at amortized cost	1,072	1,565
Impaired loan portfolio
Non-performing loans	77	78
Non-interest-earning loans	23	17
Total non-performing and non-interest-earning loans	100	95
Restructured loans	0	0
Potential problem loans	1	0
Total other impaired loans	1	0
Gross impaired loans	SFr 101	SFr 95